Stockholder's Equity (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Stockholder's Equity
Authorized shares of common stock	100,000	100,000
Par value of shares of common stock (in dollars per share)	$ 20	$ 20
Common stock, shares issued	100,000	100,000
Common stock, shares outstanding	100,000	100,000
Dividends paid	$ 10,033	$ 609	$ 4,381
Return of Capital	(959)	0	0
Contributed capital	$ 0	$ 0	$ 2,127